J.P. MORGAN INCOME FUNDS

JPMorgan Floating Rate Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 27, 2019

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information

dated December 29, 2018, as supplemented

Portfolio Manager Retirement Effective February 29, 2020. William Morgan has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective February 29, 2020. Mr. Morgan will continue to serve on the portfolio management team of the JPMorgan Floating Rate Income Fund (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Christopher Musbach and Michael Schlembach will be added to the portfolio management team effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
William J. Morgan*	2011	Managing Director
James P. Shanahan, Jr.	2011	Managing Director
Alexander Sammarco	2019	Executive Director
Christopher Musbach	2019	Executive Director
Michael Schlembach	2019	Executive Director

*	Mr. Morgan has announced his retirement from JPMIM effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.

In addition, effective immediately, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The Fund’s portfolio management approach is team-based. The Fund’s portfolio management team is comprised of William J. Morgan, Managing Director (until his retirement effective February 29, 2020), James P. Shanahan, Jr., Managing Director, Alexander Sammarco, Executive Director, Christopher Musbach, Executive Director, and Michael Schlembach, Executive Director. Mr. Morgan is a portfolio manager responsible for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982 and has been a portfolio manager of the Fund since its inception. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles. Mr. Shanahan has served as a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team responsible for loan assignments and participations, global unconstrained strategies, and relative value styles. An employee of JPMIM since 2005 and a portfolio manager of the Fund since 2019, Mr. Musbach currently serves as a portfolio manager for the Cincinnati High Yield team for BB-focused styles. An employee of JPMIM since 2009 and a portfolio manager of the Fund since 2019, Mr. Schlembach serves as a portfolio manager for the Cincinnati High Yield team responsible for distressed debt and total return investments.

SUP-FRI-PM-319

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Floating Rate Income Fund
William J. Morgan[1]	21	$15,620,673	26	$11,317,680	10	$419,525
James P. Shanahan, Jr.	26	16,412,965	24	11,444,200	18	1,325,321
Alexander Sammarco[2]	5	91,848	13	632,709	5	25,124
Christopher Musbach[3]	4	3,532,117	4	5,782,804	776	3,372,353
Michael Schlembach[3]	3	180,935	8	2,446,877	2	19,618

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Floating Rate Income Fund
William J. Morgan[1]	0	$0	0	$0	0	$0
James P. Shanahan, Jr.	0	0	0	0	1	315,171
Alexander Sammarco[2]	0	0	0	0	0	0
Christopher Musbach[3]	0	0	0	0	0	0
Michael Schlembach[3]	0	0	0	0	0	0

[1]	Mr. Morgan has announced his retirement from JPMIM effective 2/29/20. Mr. Morgan will continue to serve on the portfolio management team until his retirement.
[2]	As of 11/30/18.
[3]	As of 1/31/19.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of August 31, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Floating Rate Income Fund
William J. Morgan*							X
James P. Shanahan, Jr.							X
Alexander Sammarco**			X
Christopher Musbach***			X
Michael Schlembach***	X

*	Mr. Morgan has announced his retirement from JPMorgan effective 2/29/20. Mr. Morgan will continue to serve on the portfolio management team until his retirement.
**	As of 11/30/18.
***	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND THE STATEMENTS

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE